UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21318

Name of Fund: BlackRock Corporate High Yield Fund VI, Inc. (HYT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Corporate High Yield Fund VI, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2011

Date of reporting period: 05/31/2011

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2011 (Unaudited)	BlackRock Corporate High Yield Fund VI, Inc. (HYT) (Percentages shown are based on Net Assets)

Common Stocks	Shares		Value
Auto Components — 1.0%
Dana Holding Corp. (a)		111,650	$2,023,098
Lear Corp.		46,100	2,342,802
			4,365,900
Capital Markets — 0.2%
E*Trade Financial Corp. (a)		46,400	733,584
Chemicals — 0.2%
CF Industries Holdings, Inc.		5,800	891,924
Wellman Holdings, Inc.		441	1,433
Wellman Inc. (b)		2,175	7,069
			900,426
Commercial Banks — 0.2%
CIT Group, Inc. (a)		21,556	955,578
Communications Equipment — 0.6%
Loral Space & Communications Ltd. (a)		36,431	2,423,390
Diversified Financial Services — 1.2%
Bank of America Corp.		89,000	1,045,750
Kcad Holdings I Ltd.		301,118,404	4,146,400
			5,192,150
Electrical Equipment — 0.0%
Medis Technologies Ltd. (a)		116,910	1,987
Hotels, Restaurants & Leisure — 0.0%
Buffets Restaurants Holdings, Inc. (a)		1,816	7,264
Machinery — 0.0%
Navistar International Corp. (a)		2,988	196,820
Media — 1.5%
Belo Corp., Class A		102,559	814,319
Charter Communications, Inc. (a)		101,076	5,709,783
Clear Channel Outdoor Holdings, Inc., Class A (a)		16,704	247,219
			6,771,321
Metals & Mining — 0.1%
African Minerals Ltd. (a)		72,301	652,954
Oil, Gas & Consumable Fuels — 0.7%
Alpha Natural Resources, Inc. (a)		19,000	1,041,010
Marathon Oil Corp.		35,600	1,928,452
			2,969,462
Paper & Forest Products — 0.3%
Ainsworth Lumber Co. Ltd. (a)		221,591	686,146
Ainsworth Lumber Co. Ltd. (a)(c)		192,951	597,464
Western Forest Products, Inc. (a)(c)		78,039	71,688
			1,355,298

Common Stocks	Shares		Value
Pharmaceuticals — 0.1%
Teva Pharmaceutical Industries - ADR		8,000	$407,200
Road & Rail — 0.4%
Dollar Thrifty Automotive Group, Inc. (a)		20,600	1,708,770
Semiconductors & Semiconductor Equipment — 0.4%
Spansion, Inc., Class A (a)		84,200	1,686,526
SunPower Corp., Class B (a)		1,235	25,676
			1,712,202
Software — 0.2%
Bankruptcy Management Solutions, Inc.		787	8
HMH Holdings/EduMedia		141,287	706,434
			706,442
Total Common Stocks – 7.1%			31,060,748

Corporate Bonds	Par (000)		Value
Aerospace & Defense — 0.6%
Huntington Ingalls Industries, Inc. (c):
6.88%, 3/15/18	USD	340	354,450
7.13%, 3/15/21		630	657,563
Kratos Defense & Security Solutions, Inc.:
10.00%, 6/01/17		730	803,000
10.00%, 6/01/17 (c)		684	752,400
			2,567,413
Airlines — 2.8%
Air Canada, 9.25%, 8/01/15 (c)		1,390	1,443,863
American Airlines, Inc.:
10.50%, 10/15/12		1,470	1,565,550
7.50%, 3/15/16 (c)		220	217,250
American Airlines, Inc., Pass- Through Trust, Series 2001-2, 7.86%, 4/01/13		510	520,200
Continental Airlines, Inc.:
6.75%, 9/15/15 (c)		900	913,500
Series 1997-4-B, 6.90%, 7/02/18		1,132	1,133,096
Series 2001-1-C, 7.03%, 12/15/12		284	275,762
Series 2010-1-B, 6.00%, 1/12/19		700	679,000

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depository Receipts
CAD	Canadian Dollar
ETF	Exchange-Traded Fund
EUR	Euro
FKA	Formerly Known As
GBP	British Pound
SPDR	Standard and Poor’s Depository Receipts
USD	US Dollar

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	MAY 31, 2011	1

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Airlines (concluded)
Delta Air Lines, Inc.:
Series 2010-1-B, 6.38%, 7/02/17	USD	900	$859,500
Series B, 9.75%, 12/17/16		1,443	1,529,444
United Air Lines, Inc., 12.75%, 7/15/12		3,064	3,351,348
			12,488,513
Auto Components — 1.6%
Allison Transmission, Inc., 11.00%, 11/01/15 (c)		360	387,000
B-Corp Merger Sub, Inc., 8.25%, 6/01/19 (c)(d)		325	328,656
Delphi Corp., 6.13%, 5/15/21 (c)		260	260,000
Exide Technologies, 8.63%, 2/01/18 (c)		290	308,125
Icahn Enterprises LP, 8.00%, 1/15/18		5,060	5,211,800
International Automotive Components Group, 9.13%, 6/01/18 (c)(d)		640	652,982
			7,148,563
Beverages — 0.2%
Cott Beverages USA, Inc., 8.13%, 9/01/18		413	442,943
Crown European Holdings SA, 7.13%, 8/15/18 (c)	EUR	380	571,466
			1,014,409
Biotechnology — 0.2%
QHP Pharma, 10.25%, 3/15/15 (c)	USD	687	700,682
Building Products — 1.5%
Associated Materials LLC, 9.13%, 11/01/17 (c)		350	361,812
Building Materials Corp. of America (c):
7.00%, 2/15/20		700	731,500
6.75%, 5/01/21		1,620	1,632,150
Griffon Corp., 7.13%, 4/01/18 (c)		660	673,200
Momentive Performance Materials, Inc.:
11.50%, 12/01/16		420	452,550
9.00%, 1/15/21 (c)		1,685	1,802,950
Nortek, Inc., 10.00%, 12/01/18 (c)		940	977,600
			6,631,762
Capital Markets — 0.6%
American Capital Ltd., 7.96%, 12/31/13 (e)		780	802,090
E*Trade Financial Corp.:
12.50%, 11/30/17 (f)		220	264,550
3.43%, 8/31/19 (c)(g)(h)		380	580,925
KKR Group Finance Co., 6.38%, 9/29/20 (c)		1,020	1,088,149
			2,735,714

Corporate Bonds	Par (000)		Value
Chemicals — 3.5%
American Pacific Corp., 9.00%, 2/01/15	USD	1,400	$1,372,000
American Rock Salt Co. LLC, 8.25%, 5/01/18 (c)		213	215,663
Chemtura Corp., 7.88%, 9/01/18 (c)		825	895,125
Georgia Gulf Corp., 9.00%, 1/15/17 (c)		260	286,000
Hexion U.S. Finance Corp.:
8.88%, 2/01/18		1,075	1,154,281
9.00%, 11/15/20 (c)		485	521,375
Huntsman International LLC:
6.88%, 11/15/13 (c)	EUR	440	649,034
8.63%, 3/15/21	USD	570	637,688
Ineos Finance Plc, 9.00%, 5/15/15 (c)		655	709,856
KRATON Polymers LLC, 6.75%, 3/01/19 (c)		195	196,950
MacDermid, Inc., 9.50%, 4/15/17 (c)		1,985	2,118,987
Nexeo Solutions LLC, 8.38%, 3/01/18 (c)		290	301,600
OXEA Finance/Cy SCA, 9.50%, 7/15/17 (c)		1,002	1,108,462
Omnova Solutions, Inc., 7.88%, 11/01/18 (c)		915	925,294
Polymer Group, Inc., 7.75%, 2/01/19 (c)		228	234,840
PolyOne Corp., 7.38%, 9/15/20		335	358,869
Rhodia SA, 6.88%, 9/15/20 (c)		505	588,956
TPC Group LLC, 8.25%, 10/01/17 (c)		520	556,400
Wellman Holdings, Inc., Subordinate Note (h):
(Second Lien), 10.00%, 1/29/19		1,450	2,015,500
(Third Lien), 5.00%, 1/29/19 (f)		488	346,315
			15,193,195
Commercial Banks — 3.1%
CIT Group, Inc.:
7.00%, 5/01/16		2,995	3,006,231
7.00%, 5/01/17		8,815	8,848,056
6.63%, 4/01/18 (c)		1,637	1,721,345
			13,575,632
Commercial Services & Supplies — 1.7%
ACCO Brands Corp., 10.63%, 3/15/15		1,170	1,313,325
Aviation Capital Group Corp., 6.75%, 4/06/21 (c)		840	849,526
AWAS Aviation Capital Ltd., 7.00%, 10/15/16 (c)		168	173,835
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (c)		815	845,563
Casella Waste Systems, Inc., 7.75%, 2/15/19 (c)		1,016	1,028,700

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	MAY 31, 2011	2

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Commercial Services & Supplies (concluded)
Clean Harbors, Inc., 7.63%, 8/15/16 (c)	USD	590	$629,825
Mobile Mini, Inc., 7.88%, 12/01/20 (c)		360	380,700
RSC Equipment Rental, Inc.:
10.00%, 7/15/17 (c)		935	1,060,056
8.25%, 2/01/21		913	942,672
West Corp., 8.63%, 10/01/18 (c)		210	221,288
			7,445,490
Communications Equipment — 0.7%
Avaya, Inc.:
9.75%, 11/01/15		750	779,063
10.13%, 11/01/15 (f)		1,000	1,040,000
7.00%, 4/01/19 (c)		670	654,925
EH Holding Corp., 6.50%, 6/15/19 (c)(d)		580	586,525
			3,060,513
Construction & Engineering — 0.1%
Boart Longyear Management Ltd., 7.00%, 4/01/21 (c)		300	312,375
Construction Materials — 0.1%
Calcipar SA, 6.88%, 5/01/18 (c)		520	538,200
Consumer Finance — 1.2%
Credit Acceptance Corp., 9.13%, 2/01/17		1,080	1,171,800
Ford Motor Credit Co. LLC:
3.03%, 1/13/12 (i)		340	342,155
7.80%, 6/01/12		300	315,580
7.00%, 4/15/15		2,790	3,047,799
6.63%, 8/15/17		185	201,628
			5,078,962
Containers & Packaging — 1.9%
Ardagh Packaging Finance Plc, 7.38%, 10/15/17 (c)	EUR	680	1,005,499
Ball Corp., 6.75%, 9/15/20	USD	785	835,044
Berry Plastics Corp.:
8.25%, 11/15/15		215	230,587
9.75%, 1/15/21		1,435	1,436,794
GCL Holdings SCA, 9.38%, 4/15/18 (c)	EUR	414	614,495
Graphic Packaging International, Inc., 7.88%, 10/01/18	USD	620	675,800
OI European Group BV, 6.88%, 3/31/17	EUR	254	374,213
Pregis Corp., 12.38%, 10/15/13	USD	905	898,212
Smurfit Kappa Acquisitions (c):
7.25%, 11/15/17	EUR	785	1,166,408
7.75%, 11/15/19		745	1,117,695
			8,354,747

Corporate Bonds	Par (000)		Value
Diversified Consumer Services — 1.2%
Service Corp. International, 7.00%, 6/15/17	USD	4,775	$5,198,781
Diversified Financial Services — 5.4%
Ally Financial, Inc.:
7.50%, 12/31/13		700	756,000
8.30%, 2/12/15		950	1,059,250
6.25%, 12/01/17 (c)		820	844,730
8.00%, 3/15/20		550	607,063
7.50%, 9/15/20 (c)		1,050	1,130,062
8.00%, 11/01/31		1,370	1,503,286
8.00%, 11/01/31		2,720	3,012,400
Axcan Intermediate Holdings, Inc., 12.75%, 3/01/16		695	766,238
FCE Bank Plc, 7.13%, 1/15/13	EUR	1,450	2,194,159
General Motors Financial Co., Inc., 6.75%, 6/01/18 (c)(d)	USD	1,210	1,219,200
KION Finance SA, 7.88%, 4/15/18 (c)	EUR	251	352,184
Leucadia National Corp., 8.13%, 9/15/15	USD	1,870	2,075,700
Reynolds Group DL Escrow, Inc., 8.50%, 10/15/16 (c)		1,667	1,783,690
Reynolds Group Issuer, Inc. (c):
8.50%, 10/15/16		600	905,553
8.50%, 10/15/16 (j)	EUR	268	404,480
7.13%, 4/15/19	USD	385	400,400
9.00%, 4/15/19		1,950	2,069,437
6.88%, 2/15/21		1,135	1,170,469
8.25%, 2/15/21		1,495	1,521,162
			23,775,463
Diversified Telecommunication Services — 3.8%
Broadview Networks Holdings, Inc., 11.38%, 9/01/12		1,680	1,646,400
GCI, Inc., 6.75%, 6/01/21 (c)		444	448,440
ITC Deltacom, Inc., 10.50%, 4/01/16		440	475,200
Level 3 Escrow, Inc., 8.13%, 7/01/19 (c)(d)		2,170	2,191,700
Level 3 Financing, Inc.:
9.25%, 11/01/14		129	132,870
8.75%, 2/15/17		1,550	1,596,500
10.00%, 2/01/18		160	173,200
Qwest Communications International, Inc.:
7.50%, 2/15/14		3,190	3,233,862
8.00%, 10/01/15		900	985,500
Series B, 7.50%, 2/15/14		2,370	2,402,588
Qwest Corp., 7.63%, 6/15/15		875	1,004,609
Windstream Corp.:
8.13%, 8/01/13		703	771,543
7.88%, 11/01/17		1,447	1,582,656
			16,645,068

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	MAY 31, 2011	3

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Electronic Equipment, Instruments & Components — 0.5%
CDW LLC:
11.00%, 10/12/15	USD	17	$18,275
11.50%, 10/12/15 (f)		1,030	1,111,112
8.00%, 12/15/18 (c)		880	943,800
Elster Finance BV, 6.25%, 4/15/18 (c)	EUR	173	248,987
			2,322,174
Energy Equipment & Services — 1.5%
Calfrac Holdings LP, 7.50%, 12/01/20 (c)	USD	380	393,300
Compagnie Generale de Geophysique- Veritas:
7.50%, 5/15/15		199	203,975
7.75%, 5/15/17		395	414,750
Exterran Holdings, Inc., 7.25%, 12/01/18 (c)		685	705,550
Frac Tech Services LLC, 7.13%, 11/15/18 (c)		1,250	1,325,000
Key Energy Services, Inc., 6.75%, 3/01/21		700	708,750
MEG Energy Corp., 6.50%, 3/15/21 (c)		905	911,787
Oil States International, Inc., 6.50%, 6/01/19 (c)(d)		1,095	1,101,844
Thermon Industries, Inc., 9.50%, 5/01/17		680	725,900
			6,490,856
Food & Staples Retailing — 0.5%
BI-LO LLC, 9.25%, 2/15/19 (c)		380	393,300
Rite Aid Corp.:
9.75%, 6/12/16		660	737,550
7.50%, 3/01/17		945	949,725
			2,080,575
Food Products — 0.8%
Blue Merger Sub, Inc., 7.63%, 2/15/19 (c)		1,640	1,673,825
Boparan Holdings, Ltd. (c):
9.75%, 4/30/18	EUR	166	240,085
9.88%, 4/30/18	GBP	225	368,301
Darling International, Inc., 8.50%, 12/15/18 (c)	USD	375	408,750
JBS USA LLC, 7.25%, 6/01/21 (c)		200	196,000
Reddy Ice Corp., 11.25%, 3/15/15		690	712,425
Smithfield Foods, Inc., 10.00%, 7/15/14		102	119,340
			3,718,726
Health Care Equipment & Supplies — 1.3%
DJO Finance LLC:
10.88%, 11/15/14		3,595	3,882,600
7.75%, 4/15/18 (c)		215	220,912
Hologic, Inc., 2.00%, 12/15/37 (e)(h)		395	385,619

Corporate Bonds	Par (000)		Value
Health Care Equipment & Supplies (concluded)
IASIS Healthcare LLC, 8.38%, 5/15/19 (c)	USD	1,445	$1,454,031
			5,943,162
Health Care Providers & Services — 5.8%
Aviv Healthcare Properties LP, 7.75%, 2/15/19 (c)		640	654,400
ConvaTec Healthcare E SA (c):
7.38%, 12/15/17	EUR	800	1,185,818
10.50%, 12/15/18	USD	740	799,200
Crown Newco 3 Plc, 7.00%, 2/15/18 (c)	GBP	575	945,875
DaVita, Inc., 6.38%, 11/01/18	USD	620	634,725
Gentiva Health Services, Inc., 11.50%, 9/01/18		1,095	1,233,244
HCA, Inc.:
9.13%, 11/15/14		2,745	2,870,241
8.50%, 4/15/19		470	525,812
7.25%, 9/15/20		4,505	4,910,450
HealthSouth Corp., 8.13%, 2/15/20		335	368,500
inVentiv Health, Inc., 10.00%, 8/15/18 (c)		1,020	1,062,075
Omnicare, Inc.:
6.13%, 6/01/13		29	29,000
6.88%, 12/15/15		675	693,562
7.75%, 6/01/20		980	1,052,275
STHI Holding Corp., 8.00%, 3/15/18 (c)		495	509,850
Tenet Healthcare Corp.:
9.00%, 5/01/15		2,935	3,195,481
10.00%, 5/01/18		1,050	1,202,250
8.88%, 7/01/19		3,360	3,738,000
			25,610,758
Health Care Technology — 1.2%
IMS Health, Inc., 12.50%, 3/01/18 (c)		3,760	4,474,400
MedAssets, Inc., 8.00%, 11/15/18 (c)		590	608,437
			5,082,837
Hotels, Restaurants & Leisure — 2.3%
Boyd Gaming Corp., 9.13%, 12/01/18 (c)		200	207,250
Caesars Entertainment Operating Co., Inc., 10.00%, 12/15/18		3,290	3,043,250
Cirsa Funding Luxembourg SA, 8.75%, 5/15/18 (c)	EUR	81	121,230
Diamond Resorts Corp., 12.00%, 8/15/18 (c)	USD	1,860	2,004,150
El Dorado Resorts LLC, 8.63%, 6/15/19 (c)(d)		460	457,700
Enterprise Inns Plc, 6.50%, 12/06/18	GBP	501	735,549

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	MAY 31, 2011	4

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Hotels, Restaurants & Leisure (concluded)
Harrah’s Operating Co., Inc., 11.25%, 6/01/17	USD	320	$360,000
Little Traverse Bay Bands of Odawa Indians, 9.00%, 8/31/20 (c)		441	396,900
MGM Resorts International:
10.38%, 5/15/14		415	479,325
11.13%, 11/15/17		1,310	1,519,600
Sugarhouse HSP Gaming Property Mezzanine LP, 8.63%, 4/15/16 (c)		230	237,475
Travelport LLC:
4.94%, 9/01/14 (i)		195	169,650
9.88%, 9/01/14		115	106,662
9.00%, 3/01/16		190	166,725
Tropicana Entertainment LLC, Series WI, 9.63%, 12/15/14 (a)(k)		515	52
Vail Resorts, Inc., 6.50%, 5/01/19 (c)		285	291,056
			10,296,574
Household Durables — 3.0%
American Standard Americas, 10.75%, 1/15/16 (c)		630	659,925
Ashton Woods USA LLC, 11.00%, 6/30/15 (c)(j)		1,360	819,400
Beazer Homes USA, Inc.:
8.13%, 6/15/16		495	472,725
12.00%, 10/15/17		2,080	2,350,400
9.13%, 6/15/18		2,235	2,123,250
Ideal Standard International sprl, 11.75%, 5/01/18 (c)	EUR	128	190,191
Jarden Corp., 7.50%, 1/15/20		455	676,071
Ryland Group, Inc., 6.63%, 5/01/20	USD	1,045	1,014,956
Standard Pacific Corp.:
10.75%, 9/15/16		2,355	2,720,025
8.38%, 5/15/18		965	981,888
8.38%, 1/15/21		1,210	1,213,025
			13,221,856
Household Products — 0.1%
Ontex IV SA, 7.50%, 4/15/18 (c)	EUR	220	322,934
IT Services — 2.2%
Eagle Parent Canada, Inc., 8.63%, 5/01/19 (c)	USD	1,610	1,628,112
First Data Corp.:
9.88%, 9/24/15		300	309,750
9.88%, 9/24/15		540	556,200
7.38%, 6/15/19 (c)		1,355	1,378,713
8.88%, 8/15/20 (c)		830	900,550
12.63%, 1/15/21 (c)		3,095	3,365,812
SunGard Data Systems, Inc.:
7.38%, 11/15/18		740	754,800

Corporate Bonds	Par (000)		Value
IT Services (concluded)
SunGard Data Systems, Inc.:
7.63%, 11/15/20	USD	930	$964,875
			9,858,812
Independent Power Producers & Energy Traders — 3.1%
Calpine Corp. (c):
7.50%, 2/15/21		730	759,200
7.88%, 1/15/23		995	1,042,262
Energy Future Holdings Corp.:
10.00%, 1/15/20 (c)		5,200	5,629,822
Series R, 6.55%, 11/15/34		605	314,600
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20		271	294,755
NRG Energy, Inc., 7.63%, 1/15/18 (c)		3,360	3,393,600
Texas Competitive Electric Holdings Co. LLC:
10.25%, 11/01/15		1,290	822,375
11.50%, 10/01/20 (c)		1,282	1,298,025
			13,554,639
Industrial Conglomerates — 2.5%
Alba Group Plc & Co., KG, 8.00%, 5/15/18 (c)	EUR	107	158,900
Sequa Corp. (c):
11.75%, 12/01/15	USD	3,810	4,076,700
13.50%, 12/01/15 (f)		6,236	6,672,640
			10,908,240
Insurance — 1.4%
Alliant Holdings I, Inc., 11.00%, 5/01/15 (c)		2,600	2,762,500
CNO Financial Group, Inc., 9.00%, 1/15/18 (c)		723	780,840
Genworth Financial, Inc.:
7.63%, 9/24/21		660	688,536
6.15%, 11/15/66 (i)		1,335	1,031,288
USI Holdings Corp., 4.14%, 11/15/14 (c)(i)		1,070	1,024,525
			6,287,689
Leisure Equipment & Products — 0.0%
Cinemark USA, Inc., 7.38%, 6/15/21 (c)		155	155,000
Machinery — 1.6%
AGY Holding Corp., 11.00%, 11/15/14		1,650	1,606,687
Navistar International Corp.:
3.00%, 10/15/14 (h)		3,060	4,452,300
8.25%, 11/01/21		210	230,738
Oshkosh Corp., 8.25%, 3/01/17		130	141,700
Titan International, Inc., 7.88%, 10/01/17 (c)		720	774,000
			7,205,425

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	MAY 31, 2011	5

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Media — 15.1%
AMC Entertainment, Inc., 8.75%, 6/01/19		630	676,462
Affinion Group, Inc., 7.88%, 12/15/18 (c)	USD	1,260	$1,197,000
CCH II LLC, 13.50%, 11/30/16		4,746	5,648,199
CCO Holdings LLC:
7.25%, 10/30/17		80	83,200
7.88%, 4/30/18		160	169,600
6.50%, 4/30/21		1,355	1,334,675
Catalina Marketing Corp., 10.50%, 10/01/15 (c)(f)		935	995,775
Cengage Learning Acquisitions, Inc., 10.50%, 1/15/15 (c)		1,340	1,273,000
Checkout Holding Corp., 10.98%, 11/15/15 (c)(g)		1,360	894,200
Citadel Broadcasting Corp., 7.75%, 12/15/18 (c)		595	643,344
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		2,368	2,581,120
Series B, 9.25%, 12/15/17		8,711	9,516,767
CMP Susquehanna Corp., 3.52%, 5/15/14 (c)		254	241,300
Cox Enterprises, Inc. (c):
Loan Close 2, 4.00%, 8/15/18		1,019	1,018,664
Loan Close 3, 12.00%, 8/15/18		1,165	1,164,625
Shares Loan, 4.00%, 8/15/18		1,201	1,201,138
CSC Holdings, Inc., 8.50%, 4/15/14		550	616,000
Cumulus Media, Inc., 7.75%, 5/01/19 (c)		555	555,000
DISH DBS Corp.:
7.00%, 10/01/13		150	161,625
6.75%, 6/01/21 (c)		1,330	1,343,300
Gray Television, Inc., 10.50%, 6/29/15		1,425	1,514,062
Harland Clarke Holdings Corp.:
6.00%, 5/15/15 (i)		550	475,750
9.50%, 5/15/15		545	517,750
Intelsat Luxembourg SA:
11.25%, 6/15/16		860	911,600
11.50%, 2/04/17 (f)		390	422,663
11.50%, 2/04/17 (c)(f)		1,860	2,015,775
Interactive Data Corp., 10.25%, 8/01/18 (c)		1,600	1,780,000
Kabel BW Erste Beteiligungs GmbH, 7.50%, 3/15/19 (c)	EUR	1,037	1,555,771
Liberty Media Corp., 3.13%, 3/30/23 (h)	USD	1,748	2,108,525
Live Nation Entertainment, Inc., 8.13%, 5/15/18 (c)		1,170	1,184,625
Musketeer GmbH, 9.50%, 3/15/21 (c)	EUR	655	1,027,445
NAI Entertainment Holdings LLC, 8.25%, 12/15/17 (c)	USD	865	934,200
Nielsen Finance LLC:
11.63%, 2/01/14		147	173,093
7.75%, 10/15/18 (c)		3,425	3,673,312

Corporate Bonds	Par (000)		Value
Media (concluded)
Odeon & UCI Finco Plc, 9.00%, 8/01/18 (c)	GBP	324	$525,047
ProQuest LLC, 9.00%, 10/15/18 (c)	USD	775	803,094
Rainbow National Services LLC, 10.38%, 9/01/14 (c)		2,570	2,666,375
Regal Entertainment Group, 9.13%, 8/15/18		610	648,125
UPC Germany GmbH (c):
8.13%, 12/01/17		985	1,046,562
8.13%, 12/01/17	EUR	701	1,068,076
9.63%, 12/01/19		900	1,431,184
UPC Holding BV, 9.88%, 4/15/18 (c)	USD	800	896,000
UPCB Finance II Ltd., 6.38%, 7/01/20 (c)	EUR	1,273	1,767,754
Unitymedia GmbH, 9.63%, 12/01/19 (c)	EUR	244	388,010
Unitymedia Hessen GmbH & Co. KG, 8.13%, 12/01/17 (c)		120	182,838
Univision Communications, Inc., 6.88%, 5/15/19 (c)	USD	495	495,000
Virgin Media Secured Finance Plc, 7.00%, 1/15/18	GBP	910	1,624,190
Xefin Lux SCA, 8.00%, 6/01/18 (c)	EUR	393	565,566
Ziggo Bond Co. BV, 8.00%, 5/15/18 (c)		610	916,257
Ziggo Finance BV, 6.13%, 11/15/17 (c)		1,240	1,793,406
			66,427,049
Metals & Mining — 4.5%
Drummond Co., Inc.:
9.00%, 10/15/14 (c)	USD	905	950,250
7.38%, 2/15/16		360	368,100
FMG Resources August 2006 Property Ltd., 7.00%, 11/01/15 (c)		2,385	2,480,400
Foundation PA Coal Co., 7.25%, 8/01/14		3,250	3,319,062
Goldcorp, Inc., 2.00%, 8/01/14 (h)		930	1,196,212
JMC Steel Group, 8.25%, 3/15/18 (c)		585	604,013
James River Escrow, Inc., 7.88%, 4/01/19 (c)		325	331,500
New World Resources NV, 7.88%, 5/01/18 (c)	EUR	1,055	1,586,571
Newmont Mining Corp., Series A, 1.25%, 7/15/14 (h)	USD	665	892,763
Novelis, Inc., 8.75%, 12/15/20 (c)		5,470	6,044,350
Ryerson, Inc.:
7.65%, 11/01/14 (i)		520	527,150
12.00%, 11/01/15		450	484,875
Steel Dynamics, Inc., 7.38%, 11/01/12		325	345,313
Taseko Mines Ltd., 7.75%, 4/15/19		510	517,650
			19,648,209

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	MAY 31, 2011	6

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Multiline Retail — 1.8%
Dollar General Corp., 11.88%, 7/15/17 (f)	USD	6,753	$7,715,302
Oil, Gas & Consumable Fuels — 9.9%
Alpha Natural Resources, Inc. (d):
6.00%, 6/01/19		1,110	1,116,937
6.25%, 6/01/21		1,395	1,419,412
Arch Coal, Inc., 7.25%, 10/01/20		1,230	1,297,650
Berry Petroleum Co., 8.25%, 11/01/16		800	838,000
Bill Barrett Corp., 9.88%, 7/15/16		70	79,450
Carrizo Oil & Gas, Inc., 8.63%, 10/15/18 (c)		355	377,188
Chaparral Energy, Inc., 8.25%, 9/01/21 (c)		390	403,650
Chesapeake Energy Corp.:
6.63%, 8/15/20		1,997	2,099,346
6.13%, 2/15/21		1,310	1,332,925
2.25%, 12/15/38 (h)		1,250	1,162,500
Clayton Williams Energy, Inc., 7.75%, 4/01/19 (c)		495	493,763
Coffeyville Resources LLC, 9.00%, 4/01/15 (c)		414	449,190
Concho Resources, Inc., 7.00%, 1/15/21		635	665,162
Connacher Oil and Gas Ltd., 8.50%, 8/01/19 (c)		740	730,750
Consol Energy, Inc., 8.25%, 4/01/20		3,095	3,435,450
Continental Resources, Inc., 7.13%, 4/01/21 (c)		575	612,375
Copano Energy LLC, 7.13%, 4/01/21		520	525,200
Crestwood Midstream Partners LP, 7.75%, 4/01/19 (c)		330	330,825
Crosstex Energy LP, 8.88%, 2/15/18		280	303,800
Denbury Resources, Inc.:
8.25%, 2/15/20		1,095	1,209,975
6.38%, 8/15/21		540	546,750
EV Energy Partners LP, 8.00%, 4/15/19 (c)		460	478,400
Energy Transfer Equity LP, 7.50%, 10/15/20		210	228,900
Energy XXI Gulf Coast, Inc. (c):
9.25%, 12/15/17		660	711,150
7.75%, 6/15/19		1,390	1,396,950
Forbes Energy Services, Ltd., 9.00%, 6/15/19 (c)(d)		555	557,775
Hilcorp Energy I LP, 7.63%, 4/15/21 (c)		1,200	1,266,000
Linn Energy LLC:
6.50%, 5/15/19 (c)		385	385,000
8.63%, 4/15/20		1,715	1,877,925
7.75%, 2/01/21 (c)		920	970,600
MarkWest Energy Partners LP, 6.75%, 11/01/20		205	211,150

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
Niska Gas Storage US LLC, 8.88%, 3/15/18	USD	2,930	$3,149,750
OGX Petroleo e Gas Participacoes SA, 8.50%, 6/01/18 (c)(d)		6,140	6,284,290
Oasis Petroleum, Inc., 7.25%, 2/01/19 (c)		565	569,238
Peabody Energy Corp., 6.50%, 9/15/20		650	699,562
Petrohawk Energy Corp.:
10.50%, 8/01/14		595	675,325
7.88%, 6/01/15		680	717,400
Range Resources Corp., 8.00%, 5/15/19		700	764,750
SM Energy Co., 6.63%, 2/15/19 (c)		445	455,569
SandRidge Energy, Inc., 7.50%, 3/15/21 (c)		1,435	1,485,225
Teekay Corp., 8.50%, 1/15/20		1,020	1,114,350
			43,429,607
Paper & Forest Products — 3.0%
Ainsworth Lumber Co. Ltd., 11.00%, 7/29/15 (c)(f)		1,835	1,816,181
Boise Paper Holdings LLC:
9.00%, 11/01/17		200	222,750
8.00%, 4/01/20		240	259,200
Clearwater Paper Corp.:
10.63%, 6/15/16		625	707,812
7.13%, 11/01/18 (c)		885	920,400
Georgia-Pacific LLC, 8.25%, 5/01/16 (c)		2,570	2,916,950
Longview Fibre Paper & Packaging, Inc., 8.00%, 6/01/16 (c)		535	543,025
NewPage Corp., 11.38%, 12/31/14		4,335	4,183,275
Sappi Papier Holding GmbH, 6.63%, 4/15/21 (c)		200	202,500
Verso Paper Holdings LLC, 11.50%, 7/01/14		1,202	1,304,170
			13,076,263
Pharmaceuticals — 0.2%
Valeant Pharmaceuticals International (c):
6.50%, 7/15/16		435	432,825
6.75%, 10/01/17		315	311,850
7.00%, 10/01/20		310	303,800
			1,048,475
Professional Services — 0.3%
FTI Consulting, Inc., 6.75%, 10/01/20 (c)		1,450	1,479,000
Real Estate Investment Trusts (REITs) — 0.8%
FelCor Lodging LP, 6.75%, 6/01/19 (c)		2,170	2,159,150

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	MAY 31, 2011	7

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Real Estate Investment Trusts (REITs) (concluded)
Omega Healthcare Investors, Inc., 6.75%, 10/15/22 (c)	USD	830	$827,925
The Rouse Co. LP, 6.75%, 11/09/15		805	831,163
			3,818,238
Real Estate Management & Development — 2.4%
CB Richard Ellis Services, Inc., 6.63%, 10/15/20		520	547,300
Forest City Enterprises, Inc., 7.63%, 6/01/15		2,300	2,236,750
Realogy Corp. (c):
11.50%, 4/15/17		1,230	1,297,650
12.00%, 4/15/17		465	487,088
7.88%, 2/15/19		4,070	4,090,350
Shea Homes LP, 8.63%, 5/15/19 (c)		1,685	1,703,956
			10,363,094
Road & Rail — 2.0%
Avis Budget Car Rental LLC:
9.63%, 3/15/18		800	878,000
8.25%, 1/15/19		1,205	1,248,681
Florida East Coast Railway Corp., 8.13%, 2/01/17 (c)		650	677,625
The Hertz Corp. (c):
7.50%, 10/15/18	USD	1,005	1,055,250
6.75%, 4/15/19		695	701,950
7.38%, 1/15/21		765	791,775
Hertz Holdings Netherlands BV:
8.50%, 7/31/15	EUR	170	261,772
8.50%, 7/31/15 (c)		2,080	3,202,860
			8,817,913
Semiconductors & Semiconductor Equipment — 0.1%
Lam Research Corp., 1.25%, 5/15/18 (c)(h)		157	161,318
Spansion LLC, 7.88%, 11/15/17 (c)		430	439,675
			600,993
Specialty Retail — 2.0%
Asbury Automotive Group, Inc., 8.38%, 11/15/20 (c)		565	589,012
Claire’s Escrow Corp., 8.88%, 3/15/19 (c)		440	422,400
Hillman Group, Inc., 10.88%, 6/01/18		830	913,000
House of Fraser Plc, 8.88%, 8/15/18 (c)	GBP	439	718,544
Limited Brands, Inc., 8.50%, 6/15/19	USD	1,255	1,469,919
PETCO Animal Supplies, Inc., 9.25%, 12/01/18 (c)		705	756,112
Phones4u Finance Plc, 9.50%, 4/01/18 (c)	GBP	570	928,352

Corporate Bonds	Par (000)		Value
Specialty Retail (concluded)
Sonic Automotive, Inc., 9.00%, 3/15/18	USD	580	$619,150
Toys ‘R’ US-Delaware, Inc., 7.38%, 9/01/16 (c)		660	686,400
United Auto Group, Inc., 7.75%, 12/15/16		1,670	1,720,100
			8,822,989
Transportation Infrastructure — 0.2%
Aguila 3 SA, 7.88%, 1/31/18 (c)		665	679,963
Wireless Telecommunication Services — 4.0%
Clearwire Communications LLC, 12.00%, 12/01/15 (c)		450	492,188
Cricket Communications, Inc.:
10.00%, 7/15/15		1,155	1,257,506
7.75%, 5/15/16		1,080	1,147,500
Digicel Group Ltd. (c):
8.88%, 1/15/15		1,120	1,153,600
9.13%, 1/15/15		2,864	2,957,080
8.25%, 9/01/17		1,720	1,806,000
10.50%, 4/15/18		800	904,000
FiberTower Corp., 9.00%, 1/01/16		503	304,385
Intelsat Jackson Holdings SA (c):
7.25%, 10/15/20		525	526,313
7.50%, 4/01/21		580	587,250
iPCS, Inc., 2.40%, 5/01/13 (i)		1,295	1,254,531
MetroPCS Wireless, Inc.:
7.88%, 9/01/18		560	602,700
6.63%, 11/15/20		1,300	1,296,750
NII Capital Corp., 7.63%, 4/01/21		589	625,076
NII Holdings, Inc., 3.13%, 6/15/12 (h)		570	570,000
Sprint Capital Corp., 6.88%, 11/15/28		2,240	2,172,800
			17,657,679
Total Corporate Bonds – 104.3%			459,110,513

Floating Rate Loan Interests (i)	Par (000)		Value
Airlines — 0.4%
Delta Air Lines, Inc., Credit-New Term Loan B, 5.50%, 4/20/17		1,650	1,632,469
Building Products — 0.3%
Goodman Global, Inc., Term Loan (Second Lien), 9.00%, 10/30/17		1,200	1,235,700
Capital Markets — 0.1%
Marsico Parent Co., LLC, Term Loan, 5.31%, 12/14/14		746	570,937

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	MAY 31, 2011	8

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (i)	Par (000)		Value
Chemicals — 0.2%
PQ Corp. (FKA Niagara Acquisition, Inc.), Original Term Loan (First Lien), 3.45%, 7/30/14	USD	325	$316,836
Styron Sarl, Term Loan B, 6.00%, 8/02/17		683	686,156
			1,002,992
Commercial Services & Supplies — 0.8%
AWAS Finance Luxembourg Sarl, Term Loan B, 7.75%, 6/10/16		828	843,621
Delos Aircraft, Inc., Term Loan 2, 7.00%, 3/17/16		975	976,741
Volume Services America, Inc. (Centerplate), Term Loan B, 10.50%, 9/16/16		1,592	1,601,950
			3,422,312
Construction & Engineering — 0.7%
Safway Services, LLC, Last Out Term Loan, 15.63%, 12/16/17		3,250	3,250,000
Consumer Finance — 1.8%
Springleaf Financial Funding Co. (FKA AGFS Funding Co.), Term Loan, 5.50%, 5/05/17		7,925	7,912,621
Food Products — 0.3%
Advance Pierre Foods, Term Loan, (Second Lien), 11.25%, 9/29/17		1,300	1,321,125
Health Care Providers & Services — 0.6%
Harden Healthcare, Inc.:
Tranche A Additional Term Loan, 7.75%, 3/02/15		835	818,408
Tranche A Term Loan, 8.50%, 3/02/15		615	603,189
inVentiv Health, Inc. (FKA Ventive Health, Inc.), Term Loan B, 4.75%, 8/04/16		1,390	1,391,689
			2,813,286
Hotels, Restaurants & Leisure — 0.5%
Harrah’s Operating Co., Inc., Term Loan B-3, 3.30%, 1/28/15		578	537,402
Travelport LLC (FKA Travelport, Inc.), Loan, 8.26%, 3/27/12 (f)		2,061	1,638,601
			2,176,003
Household Durables — 0.2%
Visant Corp. (FKA Jostens), Term Loan B, 5.25%, 12/22/16		661	660,840

Floating Rate Loan Interests (i)	Par (000)		Value
IT Services — 0.0%
First Data Corp.:
Initial Tranche B-1 Term Loan, 2.94%, 9/24/14		23	21,473
Initial Tranche B-2 Term Loan, 2.94%, 9/24/14		58	54,182
First Data Corp.:
Initial Tranche B-3 Term Loan, 2.94%, 9/24/14	USD	105	$98,016
			173,671
Independent Power Producers & Energy Traders — 1.0%
Texas Competitive Electric Holdings Co., LLC (TXU), Initial Tranche B-2 Term Loan, 3.73%, 10/10/14		4,876	4,152,188
Media — 4.1%
Cengage Learning Acquisitions, Inc. (Thomson Learning), Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		2,674	2,675,491
HMH Publishing Co., Ltd., Tranche A Term Loan, 6.03%, 12/12/14		1,438	1,355,028
Intelsat Jackson Holdings S. A. (FKA Intelsat Jackson Holdings, Ltd.), Tranche B Term Loan, 5.25%, 4/02/18		11,300	11,364,342
Newsday LLC, Fixed Rate Term Loan, 10.50%, 8/01/13		2,450	2,603,125
			17,997,986
Multiline Retail — 0.5%
Hema Holding BV, Mezzanine, 9.75%, 7/05/17	EUR	1,625	2,297,445
Oil, Gas & Consumable Fuels — 0.8%
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		3,363	3,413,147

Paper & Forest Products — 0.4%
Verso Paper Finance Holdings LLC, 6.52%, 2/01/13		2,124	1,911,998
Pharmaceuticals — 0.3%
Axcan Pharma, Inc., Term Loan, 5.50%, 2/10/17		1,496	1,488,769
Real Estate Investment Trusts (REITs) — 0.7%
iStar Financial, Inc., Term Loan (Second Lien), 5.00%, 6/28/13		3,077	3,060,941

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	MAY 31, 2011	9

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (i)	Par (000)			Value
Real Estate Management & Development — 0.3%
Realogy Corp.:
Extended Synthetic Letter of Credit Loan, 1.00%, 10/10/16	USD	198		$184,447
Extended Term Loan B, 4.52%, 10/10/16		1,173		1,090,225
				1,274,672

Specialty Retail — 0.1%
Claire’s Stores, Inc., Term Loan B, 3.00%, 5/29/14		194		178,283
Total Floating Rate Loan Interests – 14.1%				61,947,385

Foreign Agency Obligations
Republic of Indonesia, 4.88%, 5/05/21 (c)		840		852,600
Total Foreign Agency Obligations – 0.2%				852,600

Other Interests (l)	Beneficial Interest (000)
Auto Components — 2.7%
Delphi Debtor-in-Possession Holding Co. LLP, Class B Membership Interests		—	(m)	11,651,640
Hotels, Restaurants & Leisure — 0.0%
Buffets, Inc.		950		9
Media — 0.0%
Adelphia Escrow		1,300		13
Adelphia Recovery Trust		1,630		163
				176
Total Other Interests – 2.7%				11,651,825

Preferred Securities

Preferred Stocks	Shares
Auto Components — 0.4%
Dana Holding Corp. (c)(h)		10,670		1,659,185
Diversified Financial Services — 0.8%
Ally Financial, Inc. (c)		3,710		3,583,744

Preferred Stocks	Shares			Value
Media — 0.1%
CMP Susquehanna Radio Holdings Corp. (a)(c)		59,235		$503,498
Professional Services — 0.1%
Nielsen Holdings NV, 6.25%, 2/01/13 (a)(h)		691,700		432,745
Thrifts & Mortgage Finance — 0.1%
Fannie Mae, Series O (a)		40,000		200,000
Freddie Mac, Series Z (a)		110,157		348,096
				548,096
Total Preferred Stocks – 1.5%				6,727,268
Trust Preferred	Par (000)
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40		4,766		5,007,587
Total Trust Preferred – 1.1%				5,007,587
Total Preferred Securities – 2.6%				11,734,855

Warrants (n)
Health Care Providers & Services — 0.0%
HealthSouth Corp. (Expires 1/16/14)		54,577		1
Hotels, Restaurants & Leisure — 0.0%
Buffets Restaurants Holdings, Inc. (Expires 4/29/14)		802		8
Media — 0.1%
CMP Susquehanna Radio Holdings Corp. (Expires 3/23/19) (c)		67,691		565,627
New Vision Holdings LLC (Expires 9/30/14)		4		40
New Vision Holdings LLC (Expires 9/30/14)		22		222
				565,889
Software — 0.0%
Bankruptcy Management Solutions, Inc.		525		5
HMH Holdings/EduMedia		22,578		—
				5
Total Warrants (n)– 0.1%				565,903
Total Long-Term Investments (Cost – $551,758,344) – 131.1%				576,923,829

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	MAY 31, 2011	10

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)
(Percentages shown are based on Net Assets)

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (o)(p)	4,793,133	4,793,133
Total Short-Term Securities (Cost – $4,793,133) – 1.1%		4,793,133

Options Purchased	Contracts	Value
Exchange-Traded Put Options — 0.0%
SPDR S&P 500 ETF Trust, Strike Price USD 134.00, Expires 6/18/11	33	44,550
Total Options Purchased (Cost – $94,385) – 0.0%		44,550
Total Investments (Cost – $556,645,862*) – 132.2%		581,761,512
Liabilities in Excess of Other Assets – (32.2)%		(141,636,482)
Net Assets – 100.0%		$440,125,030

*	The cost and unrealized appreciation (depreciation) of investments as of May 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$556,718,202
Gross unrealized appreciation	$41,066,639
Gross unrealized depreciation	(16,023,328)
Net unrealized appreciation	$25,043,311

(a)	Non-income producing security.

(b)	Restricted security as to resale. As of report date the Fund held less than 0.1% of its net assets, with a current market value of $7,069 and an original cost of $508, in this security.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Bank of America	$558,700	$(792)
Barclays Capital Inc.	$60,600	$600
Citigroup Global Markets	$1,898,800	$18,880
Credit Suisse Securities, Inc.	$1,101,844	$6,844
Deutsche Bank AG	$2,458,707	$28,706
Goldman Sachs & Co.	$131,300	$1,300
Jefferies & Co.	$557,775	$2,775
JP Morgan	$6,284,290	$144,290
Morgan Stanley Co. Inc.	$2,865,005	$35,007

(e)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(f)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(g)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(h)	Convertible security.

(i)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(j)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(k)	Issuer filed for bankruptcy and/or is in default of interest payments.

(l)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(m)	Amount is less than $1,000.

(n)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(o)	Represents the current yield as of report date.

(p)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2010	Net Activity	Shares Held at May 31, 2011	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,808,758	2,984,375	4,793,133	$2,920

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	MAY 31, 2011	11

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)

•	Financial futures contracts sold as of May 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
288	S&P 500 E-mini	Chicago Mercantile	June 2011	$18,892,094	$(460,066)

•	Credit default swaps on single-name issues - buy protection outstanding as of May 31, 2011 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
K. Hovnanian Enterprises, Inc.	5.00%	Goldman Sachs Bank USA	12/20/13	$1,600	$102,913
Louisiana-Pacific Corp.	5.00%	JPMorgan Chase Bank NA	3/20/14	500	(97,009)
Republic of Hungary	1.00%	Deutsche Bank AG	12/20/15	470	(17,223)
Israel (State of)	1.00%	Deutsche Bank AG	3/20/16	1,050	(17,925)
iStar Financial, Inc.	5.00%	Deutsche Bank AG	12/20/16	375	(73,469)

Total					$(102,713)

•	Credit default swaps on single-name issues - sold protection outstanding as of May 31, 2011 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation (Depreciation)
iStar Financial, Inc.	5.00%	Deutsche Bank AG	9/20/11	CCC-	$375	$24,796
Texas Competitive Electric Holdings Co. LLC	5.00%	Goldman Sachs International	9/20/12	B+	775	12,854
Advanced Micro Devices, Inc.	5.00%	JPMorgan Chase Bank NA	3/20/15	B+	1,150	124,935
ARAMARK Corp.	5.00%	Goldman Sachs International	3/20/16	BB	750	2,865
Chesapeake Energy Corp.	5.00%	Credit Suisse International	3/20/16	BB+	425	3,147
Chesapeake Energy Corp.	5.00%	Goldman Sachs International	3/20/16	BB+	425	67
Chesapeake Energy Corp.	5.00%	JPMorgan Chase Bank NA	3/20/16	BB+	425	3,147
ARAMARK Corp.	5.00%	Goldman Sachs International	6/20/16	B	475	—
Texas Competitive Electric Holdings Co. LLC	5.00%	Goldman Sachs International	6/20/16	D	400	(14,137)
General Motors Co.	5.00%	Deutsche Bank AG	3/20/21	BB-	600	11,600

Total						$169,274

1           Using S&P’s rating of the underlying securities.

2          The maximum potential amount the Fund may pay should a negative event take place as defined under the terms of agreement.

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	MAY 31, 2011	12

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)

•	Credit default swaps on traded indexes - sold protection outstanding as of May 31, 2011 were as follows:

Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Unrealized Deprciation
Dow Jones CDX North America High Yield Index Series 10	0.00%	Deutsche Bank AG	6/20/11	CCC	$2,168	$(1,683)
Total						$(1,683)

1 Using S&P’s rating of the underlying securities.

2 The maximum potential amount the Fund may pay should a negative event take place as defined under the terms of agreement.

•	Foreign currency exchange contracts as of May 31, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	84,000	USD	119,889	UBS AG	7/01/11	$985
USD	569,076	CAD	547,000	CITIBANK NA	7/07/11	4,983
USD	4,494,615	GBP	2,749,000	CITIBANK NA	7/07/11	(25,562)
USD	524,589	GBP	324,000	UBS AG	7/07/11	(8,164)
USD	718,437	GBP	438,500	UBS AG	7/07/11	(2,588)
USD	365,930	GBP	224,000	UBS AG	7/07/11	(2,393)
USD	184,611	GBP	112,000	UBS AG	7/07/11	449
USD	443,828	EUR	310,000	CITIBANK NA	7/27/11	(1,695)
USD	350,422	EUR	241,000	CITIBANK NA	7/27/11	4,063
USD	119,741	EUR	84,000	UBS AG	7/27/11	(982)
USD	30,318,987	EUR	20,857,000	UBS AG	7/27/11	343,871
Total						$312,967

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	MAY 31, 2011	13

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)

• For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

• Fair Value Measurements—Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of May 31, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks	$25,513,257	$686,146	$4,861,345	$31,060,748
Corporate Bonds	—	452,111,526	6,998,987	459,110,513
Floating Rate Loan Interests	—	45,195,329	16,752,056	61,947,385
Foreign Agency Obligations	—	852,600	—	852,600
Other Interests	163	11,651,640	22	11,651,825
Preferred Securities	5,555,684	5,675,674	503,497	11,734,855
Warrants	—	—	565,903	565,903
Short-Term Securities	4,793,133	—	—	4,793,133
Total	$35,862,237	$516,172,915	$29,681,810	$581,716,962

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	$—	$286,324	—	$286,324
Equity risk	44,550	—	—	44,550
Foreign currency exchange contracts	—	354,351	—	354,351
Liabilities:
Credit contracts	—	(221,446)		(221,446)
Equity risk	(460,066)	—	—	(460,066)
Foreign currency exchange contracts	—	(41,384)	—	(41,384)
Total	$(415,516)	$377,845	—	$(37,671)

1 Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	MAY 31, 2011	14

Schedule of Investments (concluded)	BlackRock Corporate High Yield Fund VI, Inc. (HYT)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stock	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Preferred Securities	Warrants	Unfunded Loan Commitments	Total
Assets/Liabilities:
Balance, as of August 31, 2010	$712,707	$4,851,224	$20,602,850	$6,747	$1	$271	$(36,123)	$26,137,677
Accrued discounts/premiums	—	27,541	102,092	—	—	—	—	129,633
Net realized gain (loss)	(29,375)	2,716	69,130	—	—	—	—	42,471
Net change in unrealized appreciation/depreciation[2]	(2,159,946)	1,159,372	967,425	(203)	503,496	575,304	36,123	1,081,571
Purchases	6,421,093	1,015,050	4,499,395	—	—		—	11,935,538
Sales	(83,134)	(57,292)	(12,045,757)	—	—	(9,672)	—	(12,195,855)
Transfers in3	—	376	2,556,921	—	—	—	—	2,557,297
Transfers out[3]	—	—	—	(6522)	—	—	—	(6,522)

Balance, as of May 31, 2011	$4,861,345	$6,998,987	$16,752,056	$22	$503,497	$565,903	—	$29,681,810

2 The net change in unrealized appreciation/depreciation on the securities still held at May 31, 2011 was $569,422.

3 The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivatives at the beginning and/or end of the period in relation to net assets.

BLACKROCK CORPORATE HIGH YIELD FUND VI, INC.	MAY 31, 2011	15

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Corporate High Yield Fund VI, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Corporate High Yield Fund VI, Inc.

Date: July 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Corporate High Yield Fund VI, Inc.

Date: July 26, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Corporate High Yield Fund VI, Inc.

Date: July 26, 2011